Fair Value Measurements	12 Months Ended
Dec. 31, 2017
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Fair Value Measurements
29.	Fair Value Measurements

Certain of our financial assets and liabilities are measured at fair value on a recurring basis and classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain non-financial assets and liabilities may also be measured at fair value on a non-recurring basis. There are three levels of the fair value hierarchy that prioritize the inputs to valuation techniques used to measure fair value, with Level 1 inputs having the highest priority. The levels and the valuation techniques used to value our financial assets and liabilities are described below:

Level 1 — Quoted Prices in Active Markets for Identical Assets

Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Cash equivalents, marketable equity securities and certain debt securities are valued using quoted market prices in active markets. Accordingly, these items are included in Level 1 of the fair value hierarchy.

Level 2 — Significant Other Observable Inputs

Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Derivative instruments and embedded derivatives are included in Level 2 of the fair value hierarchy as they are valued using pricing models or discounted cash flow models. These models require a variety of inputs, including, but not limited to, market prices, forward price curves, yield curves and credit spreads. These inputs are obtained from or corroborated with the market. Also included in Level 2 are settlements receivable and settlements payable from provisional pricing on concentrate sales and purchases and steelmaking coal sales because they are valued using quoted market prices for forward curves for copper, zinc and lead and published price assessments for steelmaking coal sales.

Level 3 — Significant Unobservable Inputs

Unobservable (supported by little or no market activity) prices.

We include investments in certain debt securities in Level 3 of the fair value hierarchy because they trade infrequently and have little price transparency. We review the fair value of these instruments periodically and estimate an impairment charge based on management’s best estimates, which are unobservable inputs.

The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2016, are summarized in the following table:

(CAD$ in millions)	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$722	$—	$—	$722	$1,153	$—	$—	$1,153
Marketable equity securities	94	—	—	94	95	—	—	95
Debt securities	67	—	4	71	68	—	11	79
Settlements receivable	—	687	—	687	—	631	—	631
Derivative instruments and embedded derivatives	—	126	—	126	—	142	—	142

	$883	$813	$4	$1,700	$1,316	$773	$11	$2,100

Financial liabilities
Derivative instruments and embedded derivatives	$—	$43	$—	$43	$—	$27	$—	$27
Settlements payable	—	39	—	39	—	43	—	43

	$—	$82	$—	$82	$—	$70	$—	$70

As at December 31, 2017 and 2016, we measured certain non-financial assets at their recoverable amounts using a FVLCD basis, which is classified as a Level 3 measurement. Refer to Note 6 for information about these fair value measurements.